Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
PRUCO LIFE INSURANCE COMPANY
Schedule II
Condensed Financial Information of Registrant
Condensed Statements of Financial Position
December 31, 2025 and 2024
(in thousands, except share amounts)

	December 31, 2025	December 31, 2024
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)	$43,866,735	$31,964,802
Fixed maturities, trading, at fair value (amortized cost: 2025 – $5,203,043; 2024 – $4,391,322)	4,853,273	3,823,792
Equity securities, at fair value (cost: 2025 – $2,633,413; 2024 – $2,650,189)	2,676,833	2,623,758
Policy loans	527,440	422,891
Short-term investments (net of allowance for credit losses: 2025 – $0; 2024 – $49)	320,794	505,991
Commercial mortgage and other loans (net of $48,775 and $36,002 allowance for credit losses at December 31, 2025 and 2024, respectively)	9,497,730	7,281,995
Other invested assets (includes $77,641 and $12,999 of assets measured at fair value at December 31, 2025 and 2024, respectively)(1)	2,129,812	1,363,038
Total investments	63,872,617	47,986,267
Cash and cash equivalents(1)	2,586,041	3,144,542
Deferred policy acquisition costs	8,179,344	7,389,743
Accrued investment income(1)	548,524	405,115
Reinsurance recoverables and deposit receivables (net of $145 and $10 allowance for credit losses; includes $373,491 and $379,582 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)	49,739,181	44,233,228
Investment in subsidiaries	1,618,782	1,472,500
Receivables from parent and affiliates	854,168	567,631
Deferred sales inducements	297,413	322,351
Income tax assets(1)	1,627,258	2,013,349
Market risk benefit assets	2,160,239	2,144,919
Other assets(1)	1,823,202	1,833,801
Separate account assets	103,737,191	103,635,702
TOTAL ASSETS	$237,043,960	$215,149,148
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$81,224,030	$65,114,184
Future policy benefits	26,224,147	23,096,707
Market risk benefit liabilities	3,986,790	3,788,800
Cash collateral for loaned securities	22,622	121,372
Reinsurance and funds withheld payables (includes $265 and $0 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)	9,203,855	7,192,595
Payables to parent and affiliates(1)	2,418,541	3,653,229
Other liabilities(1)	2,303,716	3,950,118
Separate account liabilities	103,737,191	103,635,702
Total liabilities	229,120,892	210,552,707
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and 250,000 outstanding)	2,500	2,500
Additional paid-in capital	5,806,878	4,923,299
Retained earnings / (accumulated deficit)	2,104,835	272,519
Accumulated other comprehensive income (loss)	8,855	(601,877)
Total equity	7,923,068	4,596,441
TOTAL LIABILITIES AND EQUITY	$237,043,960	$215,149,148

(1) See Note 4 to the Consolidated Financial Statements for details of balances associated with variable interest entities.

	2025	2024	2023
REVENUES
Premiums (includes $2,191, $(2,740) and $6,296 of gains (losses) from changes in estimates on deferred profit liability amortization for the years ended December 31, 2025, 2024, and 2023, respectively)	$500,031	$344,383	$289,344
Policy charges and fee income	1,623,176	6,677,744	1,476,927
Net investment income	2,912,127	2,154,525	1,507,280
Asset administration fees	192,382	212,328	223,803
Other income (loss)	2,242,832	743,843	747,789
Realized investment gains (losses), net	(1,242,504)	498,953	(1,102,789)
Change in value of market risk benefits, net of related hedging gains (losses)	(522,945)	(473,209)	(169,565)
TOTAL REVENUES	5,705,099	10,158,567	2,972,789
BENEFITS AND EXPENSES
Policyholders’ benefits	714,135	7,338,059	448,286
Change in estimates of liability for future policy benefits	(62,248)	(14,594)	6,067
Interest credited to policyholders’ account balances	1,116,400	956,863	557,510
Amortization of deferred policy acquisition costs	643,498	(285,676)	518,939
General, administrative and other expenses	1,134,168	1,180,030	1,074,134
TOTAL BENEFITS AND EXPENSES	3,545,953	9,174,682	2,604,936
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES AND OPERATING JOINT VENTURE	2,159,146	983,885	367,853
Income tax expense (benefit)	411,664	147,233	14,006
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF SUBSIDIARIES AND OPERATING JOINT VENTURE	1,747,482	836,652	353,847
Equity in earnings of subsidiaries	85,169	(12,237)	96,844
Equity in earnings of operating joint venture, net of taxes	(335)	(425)	(433)
NET INCOME (LOSS)	$1,832,316	$823,990	$450,258
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	914,172	(246,952)	632,819
Interest rate remeasurement of future policy benefits	(37,656)	45,461	(50,679)
Gain (loss) from changes in non-performance risk on market risk benefits	(169,143)	(401,884)	(597,135)
Other	66,284	(118,775)	(11,539)
Total	773,657	(722,150)	(26,534)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	162,925	(151,234)	(5,638)
Other comprehensive income (loss), net of taxes	610,732	(570,916)	(20,896)
Total comprehensive income (loss)	$2,443,048	$253,074	$429,362

	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash flows from (used in) operating activities	$3,644,663	$3,363,590	$2,365,722
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	5,210,345	3,425,809	1,622,501
Fixed maturities, trading	1,560,828	800,588	95,872
Equity securities	2,278,334	957,650	189,210
Policy loans	173,984	157,478	152,275
Ceded policy loans	(108,452)	(87,521)	(117,589)
Short-term investments	872,948	1,280,677	444,983
Commercial mortgage and other loans	370,562	724,559	157,116
Other invested assets	267,660	73,632	17,405
Notes receivable from parent and affiliates	231,823	722	3,858
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(15,563,807)	(12,273,347)	(6,762,400)
Fixed maturities, trading	(2,534,641)	(1,819,224)	(857,717)
Equity securities	(2,453,816)	(2,373,213)	(678,790)
Policy loans	(253,540)	(222,724)	(236,886)
Ceded policy loans	95,058	117,552	147,961
Short-term investments	(792,990)	(1,412,350)	(679,224)
Commercial mortgage and other loans	(2,503,344)	(2,145,910)	(1,239,173)
Other invested assets	(859,300)	(406,031)	(174,680)
Notes receivable from parent and affiliates	(354,399)	(297,850)	(31)
Capital contributions to subsidiaries	(407,432)	(549,964)	(323,909)
Return of capital from subsidiaries	403,596	414,859	0
Other, net	(141,435)	164,779	(60,358)
Cash flows from (used in) investing activities	(14,508,018)	(13,469,829)	(8,299,576)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	15,792,652	16,148,664	10,508,549
Affiliated ceded policyholders’ account deposits	(1,778,143)	(826,393)	(870,031)
Policyholders’ account withdrawals	(4,229,523)	(3,600,010)	(3,287,164)
Affiliated ceded policyholders’ account withdrawals	398,376	454,788	360,211
Contributed capital	620,000	0	405,000
Return of capital	0	(550,000)	(1,400,000)
Other, net	(498,508)	(329,656)	28,817
Cash flows from (used in) financing activities	10,304,854	11,297,393	5,745,382
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(558,501)	1,191,154	(188,472)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,144,542	1,953,388	2,141,860
CASH AND CASH EQUIVALENTS, END OF YEAR	$2,586,041	$3,144,542	$1,953,388

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refunded), net	$174,626	$360,742	$57,749
Interest paid	$810	$2,644	$4,377
Significant Non-Cash Transactions

2025
"Cash flows from (used in) operating activities" for the year ended December 31, 2025 excludes certain non-cash activities in the amount of $(1,397) million related to the affiliated reinsurance transaction with The Prudential Insurance Company of America ("Prudential Insurance") effective October 1, 2025. See Note 12 for additional information.

2024
"Cash flows from (used in) operating activities" and "Cash flows from (used in) investing activities" for the year ended December 31, 2024, excludes certain non-cash activities in the amount of $(7,469) million primarily related to reinsurance recoverables and $6,722 million related to invested asset transfers, respectively. These transactions are associated with the unaffiliated reinsurance agreement with Wilton Reassurance Company and Wilton Reinsurance Bermuda Limited (collectively, "Wilton Re"), effective October 1, 2024. Associated with the transaction with Wilton Re, "Cash flows from (used in) operating activities" and "Cash flows from (used in) investing activities" for the year ended December 31, 2024, exclude largely offsetting affiliated non-cash activities in the amount of $7,190 million, primarily related to reinsurance recoverables and payables, and $(6,722) million related to invested asset transfers, respectively. These are related to the recapture of the risks associated with the business that had previously been reinsured with Prudential Arizona Reinsurance Universal Company ("PAR U") as well as assumption of those recaptured by Pruco Life Insurance Company of New Jersey from PAR U. See Note 12 for additional information.

"Cash flows from (used in) operating activities" for the year ended December 31, 2024 excludes certain non-cash activities in the amount of $(78) million related to the affiliated reinsurance transaction with Prudential Arizona Reinsurance Captive Company, effective October 1, 2024. See Note 12 for additional information.

"Cash flows from (used in) operating activities" for the year ended December 31, 2024 excludes certain non-cash activities in the amount of $936 million related to the affiliated reinsurance transaction with Prudential Universal Reinsurance Entity Company and The Prudential Insurance Company of America, effective January 1, 2024. See Note 12 for additional information.

"Cash flows from (used in) investing activities" and "Cash flows from (used in) financing activities" for the year ended December 31, 2024 excludes non-cash activities related to invested asset transfers in the amount of $416 million, related to capital contributions the Company received from Prudential Insurance. See Note 16 for additional information.

2023
"Cash flows from (used in) operating activities" for the year ended December 31, 2023 excludes certain non-cash activities in the amount of $475 million related to the novated indexed variable annuities under the reinsurance agreement with Fortitude Life Insurance & Annuity Company (“FLIAC”). See Note 12 for more details regarding this transaction.
1.ORGANIZATION AND PRESENTATION

Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America, which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and sells such products primarily through affiliated and unaffiliated distributors.

The condensed financial information of Pruco Life should be read in conjunction with the consolidated financial statements of Pruco Life and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). The condensed financial statements of Pruco Life reflect its direct wholly-owned subsidiary and majority-owned subsidiaries using the equity method of accounting.